SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Employees and related institutions	$ 3,581	$ 6,927
Operating loss carry-forwards	5,493,516	4,378,800
Operating lease liabilities	10,669	24,328
Share-based compensation	182,212	182,212
Others	33,172	241,325
Total deferred tax assets	5,723,150	4,833,592
Right-of-use asset	(12,697)	(27,894)
Total deferred tax liabilities	(12,697)	(27,894)
Net deferred tax assets	5,710,453	4,805,698
Valuation allowance	(5,710,453)	(4,805,698)
Deferred tax assets and liabilities